Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 296,404	$ 175,338	$ 64,478	$ 579,678	$ 329,351	$ 181,310	$ 753,188
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenues	173,290	106,856	51,426	335,512	213,847	125,273	469,947
Point-in-time revenue
Disaggregation of Revenue [Line Items]
Revenues	123,114	68,482	13,052	244,166	115,504	56,037	283,241
Standard products
Disaggregation of Revenue [Line Items]
Revenues	9,059	8,000	13,052	18,085	15,967	21,310	34,624
Custom products
Disaggregation of Revenue [Line Items]
Revenues	234,517	147,099	51,426	439,687	280,176	152,386	590,646
Powertrain solutions
Disaggregation of Revenue [Line Items]
Revenues	46,373	14,063	0	111,784	19,895	1,423	99,479
Services
Disaggregation of Revenue [Line Items]
Revenues	$ 6,455	$ 6,176	$ 0	$ 10,122	$ 13,313	$ 6,191	$ 28,439